Commitments (Tables)	12 Months Ended
Aug. 31, 2024
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2025	3,180,531
2026	1,283,257

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at August 31, 2024:

$
2025	53,964
2026	162,971
2027	166,231
2028 and thereafter	459,320
842,486